Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Statements

Condensed Balance Sheets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	459,522	156,062	22,627
Short-term investments	63,726	—	—
Amounts due from subsidiaries of the Group	2,890	—	—
Other current assets	2,964	3,927	569
Total current assets	529,102	159,989	23,196
Non-current assets
Investment in and amounts due from subsidiaries of the Group	9,657,859	11,470,857	1,663,118
Other non-current assets	595	—	—
Total non-current assets	9,658,454	11,470,857	1,663,118
Total assets	10,187,556	11,630,846	1,686,314
LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities
Amounts due to related parties	31,600	—	—
Amounts due to subsidiaries of the Group	—	647,039	93,812
Derivative liabilities	—	947	137
Accrued expenses and other payables	18,721	57,738	8,371
Total current liabilities	50,321	705,724	102,320
Non-current liabilities:
Other non-current liabilities	22,603	15,568	2,257
Total non-current liabilities	22,603	15,568	2,257
Total liabilities	72,924	721,292	104,577
Shareholders’ equity

Ordinary shares (par value of US$0.00001 per share, 4,500,000,000 Class A ordinary shares authorized, 359,099,633 Class A ordinary shares issued and 358,376,753 Class A ordinary shares outstanding; 500,000,000 Class B ordinary shares authorized, 373,459,748 Class B ordinary shares issued and 368,500,979 Class B ordinary shares outstanding as of December 31, 2021; 4,500,000,000 Class A ordinary shares authorized, 401,576,883 Class A ordinary shares issued and 400,259,749 Class A ordinary shares outstanding; 500,000,000 Class B ordinary shares authorized, 329,223,723 Class B ordinary shares issued and outstanding as of December 31, 2022)

	46	46	7
Additional paid-in capital	10,646,328	10,832,160	1,570,516
Statutory reserve	189,700	311,821	45,210
Accumulated other comprehensive loss	(257,977)	(300,517)	(43,571)
(Accumulated deficit)/retained earnings	(463,465)	66,044	9,575
Total shareholders’ equity	10,114,632	10,909,554	1,581,737
Total liabilities and shareholders’ equity	10,187,556	11,630,846	1,686,314

22. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Condensed Statements of Comprehensive (Loss) income

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating expenses
Sales and marketing expenses	—	(235)	—	—
General and administrative expenses	(53,945)	(19,900)	(20,592)	(2,986)
Total operating expenses	(53,945)	(20,135)	(20,592)	(2,986)
Operating loss	(53,945)	(20,135)	(20,592)	(2,986)
Interest income	1,854	5,200	6,590	955
Share of (loss) income of subsidiaries and the VIEs	(232,287)	318,481	658,862	95,526
Foreign currency exchange (loss) gain	(1,193)	89	208	30
Changes in fair value of financial instruments	—	4,465	(2,117)	(307)
Others, net	2,226	8,320	8,679	1,259
Net (loss) income attributable to ordinary shareholders	(283,345)	316,420	651,630	94,477
Other comprehensive loss (foreign currency translation adjustments), net of tax of nil:	(212,597)	(85,391)	(42,540)	(6,168)
Comprehensive (loss) income	(495,942)	231,029	609,090	88,309

22. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Condensed Statements of Cash Flows

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(22,553)	(6,049)	(9,667)	(1,402)
Net cash used in investing activities	(2,893,144)	(2,887,209)	(1,088,468)	(157,813)
Net cash generated from (used in) financing activities	6,683,039	(4,285)	765,028	110,919
Effect of exchange rate changes on cash and cash equivalents	(263,088)	(157,671)	29,647	4,299
Net increase (decrease) in cash and cash equivalents	3,504,254	(3,055,214)	(303,460)	(43,997)
Cash and cash equivalents at the beginning of the year	10,482	3,514,736	459,522	66,624
Cash and cash equivalents at the end of the year	3,514,736	459,522	156,062	22,627